As filed with the Securities and Exchange Commission on March 4, 2016
1933 Act Registration No. 333-117597
1940 Act File No. 811-21606

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 20	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
Amendment No. 22	[X]

(Check appropriate box or boxes.)

CENTAUR MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1460 Main Street, Suite 234, Southlake, TX 76092
(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Vilma DeVooght
1290 Broadway, Suite 1100, Denver, CO 80203
(Name and Address of Agent for Service)

With copy to:

Thomas W. Steed, III
Kilpatrick, Townsend & Stockton LLP
4208 Six Forks Road, Suite 1400
Raleigh, North Carolina 27609

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:
[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado on this 4th day of March, 2016.

Centaur Mutual Funds Trust

By:	/s/ Vilma DeVooght
Vilma DeVooght
Secretary

Pursuant to the requirements of the Securities Act, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	James H. Speed, Jr.*	Trustee and Chairman	March 4, 2016
James H. Speed, Jr.

	Thomas G. Douglass*	Trustee	March 4, 2016
Thomas G. Douglass

	M. Ezekial Ashton*	President and Principal Executive Officer	March 4, 2016
M. Ezekial Ashton

	Gennifer Ashton*	Treasurer and Principal Financial Officer	March 4, 2016
Gennifer Ashton

	/s/ Vilma DeVooght	Secretary	March 4, 2016
Vilma DeVooght

*By:	/s/ Vilma DeVooght
Vilma DeVooght Attorney-in-Fact
March 4, 2016

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase